Taxes recoverable (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Taxes Recoverable

Description	2018	2017
Corporate income tax (IRPJ) (a)	29,842	56,342
Social contribution tax (CSLL) (a)	10,999	16,743
Social security contribution tax (INSS) (b)	24,576	19,669
Integration program (PIS) / Social security financing (COFINS) / Social contribution tax (CSLL)(c)	13,616	9,259
Withholding income tax (IRRF) (d)	9,570	16,946
PIS/COFINS recoverable on acquisition of assets (e)	24,566	13,099
Other	16,398	21,953

Total	129,567	154,011
Current	98,367	101,870
Non-current	31,200	52,141

(a)	IRPJ and CSLL are related to tax advances recorded on estimation basis throughout the year.
(b)

INSS is a social security charge levied on wages paid to employees. On certain services rendered, clients are required to withhold 11% of the amounts billed and pay INSS tax on our behalf, with no impact to the statement of profit or loss. Credits are used to compensate INSS payable.

(c)

Services rendered require our clients to retain and pay taxes on our behalf. The rate of 4.65% in relation to PIS, COFINS and CSLL tax on applicable services rendered is withheld from receivables from clients and recognized as a tax recoverable, with no impact to the statement of profit or loss.

(d)

Refers to IRRF retained by financial institutions from the Company’s financial investments and on certain services rendered, clients are required to withhold 1.5% of the amounts billed to them and pay IRPJ (Income tax) on our behalf, with no impact to the statement of profit or loss.

(e)	Refers to PIS/COFINS credits obtained from the acquisition of some property, plant and equipment.